Capital Stock (Tables)	3 Months Ended
Mar. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of restricted shares
	March 31, 2019	December 31, 2018	December 31, 2017

Restricted stock - vested	1,802,373	1,802,373	2,047,661
Restricted stock - unvested	149,162	149,162	8,286
Total restricted stock	1,951,535	1,951,535	2,055,947